Consolidated Statements of Changes in Members' Capital - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Members' capital, beginning balance	$ 1,590	$ 1,677
Net income (loss) less distributions to Series C preferred equity holders	1,118	232
Contributions from Series B preferred equity holders	180	90
Earned distributions to Series B preferred equity holders	(184)	(168)
Distributions to common equity holders	(624)	(241)
Members' capital, ending balance	$ 2,080	$ 1,590